SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Other Current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Government of Israel	$ 175	$ 464
Prepaid expenses	608	404
Advances to suppliers	346	747
Sundry	211	49
Other current assets	$ 1,340	$ 1,664